Stock Awards (Details) - The weighted average grant date fair value of options awarded	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock Awards (Details) - The weighted average grant date fair value of options awarded [Line Items]
Risk-free interest rate		1.43%
Expected term		4 years 9 months	4 years 9 months	4 years 9 months
Expected volatility		93.89%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Stock Awards (Details) - The weighted average grant date fair value of options awarded [Line Items]
Risk-free interest rate	0.95%	0.03%	1.43%	0.71%
Expected term	3 years 200 days
Expected volatility			93.89%	96.73%
Maximum [Member]
Stock Awards (Details) - The weighted average grant date fair value of options awarded [Line Items]
Risk-free interest rate	0.98%	1.03%	1.57%	1.22%
Expected term	4 years 6 months
Expected volatility			105.79%	108.14%